Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2019
Revenue From Contract With Customer [Abstract]
Schedule of Total Revenue by Region
The following table presents revenues by geographical region for the years ended December 31, 2019, 2018 and 2017:

	Year Ended
	December 31, 2019	December 31, 2018	December 31, 2017
Revenues:
Domestic	$97,703	$78,580	$77,590
International	19,720	13,532	12,691

Total revenues from contracts with customers	$117,423	$92,112	$90,281